Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2025	Mar. 31, 2024
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	900,000,000	900,000,000
Ordinary shares, shares issued	37,044,475	37,015,807
Ordinary shares, shares outstanding	37,044,475	37,015,807
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued
Ordinary shares, shares outstanding